UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4870

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	5/31/06

FORM N-CSR

Item 1. Reports to Stockholders.

General New York
Municipal Money
Market Fund

SEMIANNUAL REPORT May 31, 2006

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
24	Financial Highlights
27	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

General New York
Municipal Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for General New York Municipal Money Market Fund, covering the six-month period from December 1, 2005, through May 31, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. In our view, the Fed’s shift from a stimulative monetary policy to a neutral one has so far been successful: the economy has grown at a moderate pace, the unemployment rate has dropped, corporate profits have risen, and inflation has generally remained in check despite recent cost pressures stemming from higher energy and import prices.

As we near the second half of the year, the financial markets appear more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth.We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures continue to build, the Fed may choose to tighten monetary policy further.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did General New York Municipal Money Market Fund perform during the period?

For the six-month period ended May 31, 2006, the fund produced annualized yields of 2.57% for Class A shares, 2.21% for Class B shares and 2.21% for E*TRADE Class shares.Taking into account the effects of compounding, the fund produced annualized effective yields of 2.60%, 2.24% and 2.24% for Class A shares, Class B shares and E*TRADE Class shares, respectively.1

We attribute the fund’s results to rising short-term interest rates in a recovering economy as well as supply-and-demand factors affecting tax-exempt money market instruments.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality, municipal money market instruments that provide income exempt from federal, New York state and New York city personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Yields generally tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which are generally issued with maturities in the one-year range, may in turn lengthen the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund’s performance?

While inflation appeared to be subdued at the end of 2005, inflation-related concerns intensified over the first five months of 2006 as the U.S. economic expansion gained momentum and energy prices surged to record highs. In its ongoing attempts to forestall an acceleration of inflation, the Federal Reserve Board (the “Fed”) raised short-term interest rates four times, driving the overnight federal funds rate to 5% by the reporting period’s end.

Yields of tax-exempt money market instruments generally rose along with interest rates, reaching their highest levels in five years. However, yields of shorter-dated money market securities climbed more sharply than longer-dated securities, causing yield differences along the tax-exempt money market yield spectrum to narrow toward historical lows. By the end of the reporting period there was little difference in the yields of tax-exempt securities with maturities between six months and four years. Investors therefore continued to focus primarily on instruments maturing in six months or less. Even institutional investors who normally favor longer-term securities began to purchase tax-exempt money market securities, adding to demand and putting downward pressure on yields.

Due to low yields from very short-term, floating-rate instruments, we tended to focus on tax-exempt commercial paper and seasoned municipal notes and bonds maturing over six to nine months. We occasionally found opportunities among instruments with somewhat longer maturities, enabling us to construct a “laddered” portfolio of securities scheduled to mature at different times. This strategy is designed to help protect the fund’s yield while ensuring that cash remains available for redemptions and new investments.

4

Finally, the fiscal conditions of New York state and New York city continued to benefit from the recovering economy, including better conditions on Wall Street.In fact,New York city received a credit-rating upgrade from a major bond rating agency during the reporting period. As a result, the state balanced its budget for its current fiscal year, and most issuers had less need to borrow.The reduced supply of newly issued securities was met with robust investor demand, helping to keep yields relatively low.

What is the fund’s current strategy?

While recent data suggested that the U.S. economy remains on a path of sustainable growth, the economy and the Fed have sent mixed messages with regard to inflation and the possibility that the rate of economic expansion may begin to slow.As a result, while it currently appears that at least one or two additional rate hikes are likely, we believe that short term interest rates are unlikely to rise substantially above current levels, especially if high energy prices curtail consumer spending. In addition, we expect issuance volume to increase during the summer when New York school districts traditionally come to market, which could cause yields to rise.Therefore, should we become convinced that interest rates have peaked, we are prepared to extend the fund’s weighted average maturity in an attempt to lock in high current yields.

June 15, 2006

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class B and
E*TRADE Class shares reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced an annualized yield of 2.15% and an annualized effective yield of 2.17% and the fund’s
E*TRADE Class shares would have produced an annualized yield of 2.16% and an annualized effective yield of 2.18%.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New York Municipal Money Market Fund from December 1, 2005 to May 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2006
	Class A	Class B	E*TRADE Class

Expenses paid per $1,000 †	$ 3.21	$ 5.01	$ 5.01
Ending value (after expenses)	$1,012.90	$1,011.10	$1,011.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2006
	Class A	Class B	E*TRADE Class

Expenses paid per $1,000 †	$ 3.23	$ 5.04	$ 5.04
Ending value (after expenses)	$1,021.74	$1,019.95	$1,019.95

† Expenses are equal to the fund’s annualized expense ratio of .64% for Class A shares, 1.00% for Class B shares and 1.00% for E*TRADE Class shares; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS May 31, 2006 (Unaudited)
Short-Term	Coupon	Maturity	Principal
Investments—101.7%	Rate (%)	Date	Amount ($)	Value ($)

Albany Industrial Development
Agency, Civic Facility Revenue
(Albany Medical Center
Hospital) (LOC; Key Bank)	3.49	6/7/06	5,000,000 [a]	5,000,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation
Albany of Project)
(LOC; M&T Bank)	3.54	6/7/06	3,315,000 [a]	3,315,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation—Empire
Commons East Project)
(Insured; AMBAC and
Liquidity Facility; Key Bank)	3.49	6/7/06	600,000 [a]	600,000
Albany Industrial Development
Agency, Civic Facility
Revenue, Refunding (Albany
Institute of History and Art
Project) (LOC; Key Bank)	3.49	6/7/06	2,075,000 [a]	2,075,000
Albany Industrial Development
Agency, IDR (Davies
Office Refurbishing)
(LOC; HSBC Bank USA)	3.52	6/7/06	2,220,000 [a]	2,220,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing) (LOC;
HSBC Bank USA)	3.52	6/7/06	1,525,000 [a]	1,525,000
Albany Industrial Development
Agency, IDR (Newkirk
Productions Inc.)
(LOC; Bank of America)	3.53	6/7/06	1,060,000 [a]	1,060,000
Babylon Industrial Development
Agency, IDR (J. D’Addario
and Co. Inc. Project)
(LOC; Bank of America)	3.40	6/7/06	2,700,000 [a]	2,700,000
Brewster,
GO Notes, BAN	4.73	5/18/07	2,750,000	2,766,740

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Chenango County Industrial
Development Agency, Civic
Facilities Revenue (Grace View
Manor Nursing Home Project)
(LOC; The Bank of New York)	3.21	6/7/06	3,210,000 [a]	3,210,000
Clinton County,
GO Notes, BAN	3.72	7/20/06	2,400,000	2,400,275
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)	3.49	6/7/06	2,000,000 [a]	2,000,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(Hauptman-Woodward Project)
(LOC; Key Bank)	3.54	6/7/06	2,300,000 [a]	2,300,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(Multi-Mode-UCP Association)
(LOC; Key Bank)	3.54	6/7/06	4,735,000 [a]	4,735,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project)
(LOC; Key Bank)	3.54	6/7/06	2,580,000 [a]	2,580,000
Erie County Industrial Development
Agency, IDR (MMARS 3rd
Program-B&G Properties)
(LOC; HSBC Bank USA)	4.05	6/7/06	820,000 [a]	820,000
Erie County Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.53	6/7/06	4,850,000 [a,b]	4,850,000
Freeport,
GO Notes, BAN	3.95	7/27/06	2,230,000	2,233,890
Hempstead Industrial Development
Agency, IDR, Refunding
(Trigen-Nassau Energy)
(LOC; Societe Generale)	3.25	6/7/06	5,200,000 [a]	5,200,000
Huntington Union Free School
District, GO Notes, TAN	3.94	6/29/06	2,800,000	2,800,307

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Liverpool Central School District,
GO Notes, BAN	3.95	9/15/06	2,975,000	2,982,438
Liverpool Central School District,
GO Notes, RAN	3.68	7/7/06	5,300,000	5,300,695
Metropolitan Transportation
Authority, Dedicated Tax Fund,
Refunding (Insured; XCLA and
Liquidity Facility; Citibank NA)	3.48	6/7/06	20,340,000 [a,c]	20,340,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Heritage
Christian Home Project)
(LOC; Key Bank)	3.54	6/7/06	2,800,000 [a]	2,800,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of Greater
Rochester) (LOC; M&T Bank)	3.57	6/7/06	5,435,000 [a]	5,435,000
Monroe County Industrial
Development Agency, IDR
(Jamestown Continental)
(LOC; HSBC Bank USA)	3.70	6/7/06	890,000 [a]	890,000
Monroe County Industrial
Development Agency, LR
(Robert Weslayan College
Project) (LOC; M&T Bank)	3.54	6/1/06	2,815,000 [a]	2,815,000
Monroe County Industrial
Development Agency, Revenue
(Monroe Community College
Association, Inc. Project)
(LOC; M&T Bank)	3.47	6/7/06	3,500,000 [a]	3,500,000
Municipal Assistance Corporation
for the City of New York,
Sales Tax Revenue	5.97	7/1/06	2,000,000 [d]	2,004,342
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comercia Bank)	3.50	6/7/06	5,080,000 [a]	5,080,000
Nassau Regional Off Track Betting
Corporation, Revenue (Nassau
County Support Agreement)
(Insured; MBIA)	3.98	7/1/06	1,455,000	1,456,240

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York City
(Liquidity Facility; Merrill Lynch)	3.53	6/7/06	9,320,000 [a,b]	9,320,000
New York City Housing Development
Corporation, MFHR (Parkview
Apartments) (LOC; Citibank NA)	3.23	6/7/06	1,000,000 [a]	1,000,000
New York City Housing Development
Corporation, Multi-Family
Rental Housing Revenue
(Progress of Peoples
Developments) (Insured; FNMA
and Liquidity Facility; FNMA)	3.23	6/7/06	8,000,000 [a]	8,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Brooklyn
United Methodist Project)
(LOC; The Bank of New York)	3.46	6/7/06	2,700,000 [a]	2,700,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Columbia
Grammar and Preparatory)
(LOC; Allied Irish Banks)	3.50	6/7/06	1,900,000 [a]	1,900,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jamaica
First Parking LLC Project)
(LOC; JPMorgan Chase Bank)	3.46	6/7/06	9,525,000 [a]	9,525,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Mercy College
Project) (LOC; Key Bank)	3.49	6/7/06	4,500,000 [a]	4,500,000
New York City Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Federation of Protestant
Welfare Agencies Inc. Project)
(LOC; Allied Irish Banks)	3.50	6/7/06	3,110,000 [a]	3,110,000
New York City Industrial
Development Agency, IDR
(Allway Tools Inc. Additional
Project) (LOC; Citibank NA)	3.53	6/7/06	2,035,000 [a]	2,035,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York City Industrial
Development Agency, Liberty
Revenue (FC Hanson Office
Associates LLC Project)
(LOC; Lloyds TSB Bank PLC)	3.46	6/7/06	10,000,000 [a]	10,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	3.46	6/7/06	12,500,000 [a]	12,500,000
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Putters Program)
(Insured; AMBAC and Liquidity
Facility; JPMorgan Chase Bank)	3.51	6/7/06	7,000,000 [a,b]	7,000,000
New York Counties Tobacco Trust
II, Tobacco Settlement
Pass-Through Bonds
(Liquidity Facility;
Merrill Lynch)	3.53	6/7/06	5,215,000 [a,b]	5,215,000
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch)	3.53	6/7/06	750,000 [a,b]	750,000
New York State Dormitory
Authority, Health Care
Facilties Revenue (Mount Sinai
Health) (Liquidity Facility;
Merrill Lynch)	3.53	6/7/06	9,335,000 [a,b]	9,335,000
New York State Dormitory
Authority, Revenue
(Mental Health Facilities
Improvement) (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	3.49	6/7/06	7,625,000 [a]	7,625,000
New York State Dormitory
Authority, Revenue (Mental
Health Services) (Liquidity
Facility; HSBC Bank USA)	3.42	6/7/06	10,000,000 [a]	10,000,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York State Dormitory
Authority, Revenue
(Park Ridge Hospital Inc.)
(LOC; JPMorgan Chase Bank)	3.47	6/7/06	10,800,000 [a]	10,800,000
New York State Dormitory
Authority, Revenue (Putter
Series Program) (Insured;
Radian and Liquidity Facility;
JPMorgan Chase Bank)	3.51	6/7/06	3,745,000 [a,b]	3,745,000
New York State Energy and Research
and Development Authority,
Electric Facilities Revenue
(Long Island Lighting Co.)
(LOC; Royal Bank of Scotland)	3.25	6/7/06	2,200,000 [a]	2,200,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel)
(LOC; JPMorgan Chase Bank)	3.54	6/7/06	4,800,000 [a]	4,800,000
New York State Housing Finance
Agency, Revenue (33 West End
Avenue Apartments)
(LOC; HSBC Bank USA)	3.24	6/7/06	9,000,000 [a]	9,000,000
New York State Housing Finance
Agency, Revenue
(250 West 93rd Street)
(LOC; Bank of America)	3.27	6/7/06	13,000,000 [a]	13,000,000
New York State Housing Finance
Agency, Revenue (360 West
43rd Street) (LOC; FNMA)	3.22	6/7/06	2,850,000 [a]	2,850,000
New York State Housing Finance
Agency, Revenue (400 3rd
Avenue Apartments)
(LOC; Key Bank)	3.25	6/7/06	5,500,000 [a]	5,500,000
New York State Housing Finance
Agency, Revenue (East 39
Street Housing) (Insured; FNMA
and Liquidity Facility; FNMA)	3.25	6/7/06	4,800,000 [a]	4,800,000
New York State Housing Finance
Agency, Revenue (Hospital for
Special Surgery Staff Housing)
(LOC; JPMorgan Chase Bank)	3.49	6/7/06	2,900,000 [a]	2,900,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York State Housing Finance
Agency, Revenue (Rip Van
Winkle House) (Insured; FHLMC
and Liquidity Facility; FHLMC)	3.23	6/7/06	5,700,000 [a]	5,700,000
New York State Housing Finance
Agency, Revenue (Sea Park West
Housing) (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.23	6/7/06	3,550,000 [a]	3,550,000
New York State Housing Finance
Agency, Revenue (Tower 31
Housing) (LOC; Bank of America)	3.23	6/7/06	10,000,000 [a]	10,000,000
New York State Housing Finance
Agency, Revenue (Tribeca Park
Housing) (Insured; FMNA)	3.20	6/7/06	7,900,000 [a]	7,900,000
New York State Housing Finance
Agency, Revenue (Union Square
South Housing) (Insured; FMNA)	3.20	6/7/06	5,000,000 [a]	5,000,000
New York State Housing Finance
Agency, Revenue (Victory
Housing) (LOC; FHLMC)	3.22	6/7/06	14,500,000 [a]	14,500,000
New York State Housing Finance
Agency, Revenue (Worth
Street) (LOC; FNMA)	3.22	6/7/06	33,600,000 [a]	33,600,000
New York State Mortgage Agency,
Revenue (Liquidity Facility;
Citibank NA)	3.54	6/7/06	6,700,000 [a,b]	6,700,000
New York State Urban Development
Corporation, Correctional and
Youth Facilities Service
Revenue (Liquidity Facility;
Merrill Lynch)	3.52	6/7/06	3,500,000 [a,b]	3,500,000
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	3.49	6/7/06	4,730,000 [a]	4,730,000
Niagara County Industrial
Development Agency, Civic
Facility Revenue (NYSARC Inc.)
(LOC; Key Bank)	3.54	6/7/06	2,900,000 [a]	2,900,000

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

North Syracuse Central School
District, GO Notes, BAN	3.67	6/23/06	6,330,000	6,330,568
Northport-East Northport Union
Free School District, GO
Notes, TAN	3.95	6/30/06	5,000,000	5,004,578
Oneida County Industrial
Development Agency, IDR
(CMB Oriskany)
(LOC; The Bank of New York)	3.61	6/7/06	2,045,000 [a]	2,045,000
Ontario County Industrial
Development Agency, Civic
Facility Revenue (Friends of
the Finger Lakes Performing
Arts Center, Inc. Civic
Facility) (LOC; Citizens Bank
of Massachusetts)	3.50	6/7/06	3,395,000 [a]	3,395,000
Ontario County Industrial
Development Agency, IDR
(Robert C. Horton/Ultrafab)
(LOC; JPMorgan Chase Bank)	3.60	6/7/06	1,300,000 [a]	1,300,000
Otsego County Industrial
Development Agency,
Civic Facility Revenue
(Noonan Community
Service Corporation
Project) (LOC; FHLB)	3.50	6/7/06	1,900,000 [a]	1,900,000
Port Authority of New York and
New Jersey, Transportation
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.25	6/8/06	4,800,000	4,800,000
Port Authority of New York and
New Jersey, Transportation
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.22	6/23/06	3,660,000	3,660,000
Port Authority of New York and
New Jersey, Transportation
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.20	7/12/06	15,500,000	15,500,000

14

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)

Port Chester Industrial
Development Agency, IDR
(40 Pearl Street LLC)
(LOC; The Bank of New York)	3.51	6/7/06	1,500,000	[a]	1,500,000
Poughkeepsie Industrial
Development Agency, Senior
Living Facility Revenue
(Manor at Woodside Project)
(LOC; The Bank of New York)	3.51	6/7/06	5,000,000	[a]	5,000,000
Riverhead Industrial Development
Agency, MFHR (Liquidity
Facility; Goldman Sachs and
LOC; IXIS Corporate and
Investment Bank)	3.57	6/7/06	4,400,000	[a,b]	4,400,000
Roaring Fork Municipal Products
LLC, Revenue (Liquidity
Facility; The Bank of New York)	3.54	6/7/06	8,030,000	[a,b]	8,030,000
Rockland County Industrial
Development Authority, IDR
(Jawino Inc. Project) (LOC;
The Bank of New York)	3.20	6/7/06	4,535,000	[a]	4,535,000
Sachem Central School District at
Holbrook, GO Notes, TAN	3.69	6/22/06	19,220,000		19,230,657
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue
(Canton-Potsdam Hospital
Project) (LOC; Key Bank)	3.49	6/7/06	5,623,000	[a]	5,623,000
Saint Lawrence County Industrial
Development Agency, IDR
(Newspaper Corp.) (LOC; Key Bank)	3.61	6/7/06	2,035,000	[a]	2,035,000
Schenectady County Industrial
Development Agency, Civic
Facility Revenue (Sunnyview
Hospital and Rehabilitation
Center) (LOC; Key Bank)	3.49	6/7/06	4,000,000	[a]	4,000,000
Schoharie County Industrial
Development Agency, Civic
Facility Revenue (Bassett
Hospital Project) (LOC; Key Bank)	3.54	6/7/06	1,600,000	[a]	1,600,000

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Southeast Industrial Development
Agency, IDR (Unilock New York
Inc. Project) (LOC; Bank One)	3.55	6/7/06	1,600,000 [a]	1,600,000
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Guide Dog
Foundation Inc.) (LOC; The
Bank of New York)	3.46	6/7/06	3,410,000 [a]	3,410,000
Suffolk County Industrial
Development Agency, IDR
(Belmont Villas LLC Facility)
(Insured; FNMA and
Liquidity Facility; FNMA)	3.49	6/7/06	6,255,000 [a]	6,255,000
Suffolk County Industrial
Development Agency, IDR
(BIO-Botanica Inc. Project)
(LOC; Citibank NA)	3.50	6/7/06	3,360,000 [a]	3,360,000
Syracuse Industrial Development
Agency, Civic Facility
Revenue, Refunding (Crouse
Health Hospital) (LOC; M&T Bank)	3.27	6/7/06	4,000,000 [a]	4,000,000
Tobacco Settlement Financing
Corporation of New York, Asset
Backed Revenue (State
Contingency Contract Secured)	3.96	6/1/06	7,925,000	7,925,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.54	6/7/06	15,000,000 [a,b]	15,000,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.54	6/7/06	20,000,000 [a,b]	20,000,000

16

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.57	6/7/06	3,350,000 [a,b]	3,350,000
Ulster County Industrial
Development Agency, IDR
(Kingston Block and Masonry)
(LOC; The Bank of New York)	3.61	6/7/06	3,175,000 [a]	3,175,000
Warren and Washington Counties
Industrial Development Agency,
IDR (Angiodynamics Project)
(LOC; Key Bank)	3.61	6/7/06	2,935,000 [a]	2,935,000
Westchester County Industrial
Development Agency,
Civic Facility Revenue
(Mercy College Project)
(LOC; Key Bank)	3.49	6/7/06	2,000,000 [a]	2,000,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Rye Country
Day School Project)
(LOC; Allied Irish Banks)	3.20	6/7/06	5,000,000 [a]	5,000,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Westhab
Community Facilities) (LOC;
The Bank of New York)	3.51	6/7/06	5,825,000 [a]	5,825,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Young
Women’s Christian Association)
(LOC; The Bank of New York)	3.46	6/7/06	4,350,000 [a]	4,350,000

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.53	6/7/06	4,400,000 [a,b]	4,400,000
Yonkers Industrial Development
Agency, IDR (104 Ashburton
Avenue LLC) (LOC; Key Bank)	3.51	6/7/06	2,815,000 [a]	2,815,000
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Bank)	3.57	6/7/06	14,600,000 [a]	14,600,000

Total Investments (cost $579,073,730)			101.7%	579,073,730
Liabilities, Less Cash and Receivables			(1.7%)	(9,949,333)
Net Assets			100.0%	569,124,397

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities amounted to $105,595,000 or 18.6% of net assets.
[c] Purchased on a delayed delivery basis.
[d] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

18

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	83.9
AAA,AA,A [e]	Aaa,Aa,A [e]	AAA,AA,A [e]	6.7
Not Rated [f]	Not Rated [f]	Not Rated [f]	9.4
			100.0

†	Based on total investments.
[e]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[f]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2006 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		579,073,730	579,073,730
Interest receivable			4,279,980
Prepaid expenses			39,105
			583,392,815

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)			367,312
Cash overdraft due to Custodian			5,713,438
Payable for investment securities purchased			8,000,000
Payable for shares of Beneficial Interest redeemed			134,525
Accrued expenses			53,143
			14,268,418

Net Assets ($)			569,124,397

Composition of Net Assets ($):
Paid-in capital			568,806,120
Accumulated net realized gain (loss) on investments			318,277

Net Assets ($)			569,124,397

Net Asset Value Per Share
	Class A	Class B	E*TRADE Class

Net Assets ($)	290,826,627	76,621,215	201,676,555
Shares Outstanding	290,686,976	76,570,809	201,563,087

Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS Six Months Ended May 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	9,067,004
Expenses:
Management fee—Note 2(a)	1,412,490
Shareholder servicing costs—Note 2(c)	568,231
Distribution and prospectus fees—Note 2(b)	285,683
Professional fees	28,747
Custodian fees	25,151
Prospectus and shareholders’ reports	19,584
Registration fees	19,492
Trustees’ fees and expenses—Note 2(d)	5,732
Miscellaneous	27,096
Total Expenses	2,392,206
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(76,396)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(11,463)
Net Expenses	2,304,347
Investment Income—Net	6,762,657

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	318,277
Net Increase in Net Assets Resulting from Operations	7,080,934

See notes to financial statements.
22

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2006	Year Ended
	(Unaudited)	November 30, 2005

Operations ($):
Investment income—net	6,762,657	7,661,323
Net realized gain (loss) on investments	318,277	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,080,934	7,661,323

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(3,666,876)	(4,881,204)
Class B shares	(950,268)	(976,688)
E*TRADE Class	(2,145,513)	(1,803,431)
Total Dividends	(6,762,657)	(7,661,323)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A shares	365,903,763	716,031,169
Class B shares	202,164,774	370,158,929
E*TRADE Class	102,233,415	253,102,109
Dividends reinvested:
Class A shares	3,556,569	4,752,970
Class B shares	935,634	975,270
E*TRADE Class	2,145,513	1,803,617
Cost of shares redeemed:
Class A shares	(394,617,203)	(696,685,653)
Class B shares	(218,817,443)	(304,449,868)
E*TRADE Class	(76,357,125)	(81,364,442)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(12,852,103)	264,324,101
Total Increase (Decrease) in Net Assets	(12,533,826)	264,324,101

Net Assets ($):
Beginning of Period	581,658,223	317,334,122
End of Period	569,124,397	581,658,223

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period , assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2006		Year Ended November 30,

Class A Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.013	.017	.005	.005	.009	.024
Distributions:
Dividends from
investment income—net	(.013)	(.017)	(.005)	(.005)	(.009)	(.024)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.59[a]	1.67	.52	.46	.86	2.40

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.64[a]	.66	.66	.65	.66	.63
Ratio of net expenses
to average net assets	.64[a]	.65	.66	.65	.66	.63
Ratio of net investment income
to average net assets	2.57[a]	1.66	.52	.47	.86	2.35

Net Assets, end of period
($ X 1,000)	290,827	315,824	291,725	314,874	346,578	420,605

a Annualized.

See notes to financial statements.

24

	Six Months Ended
	May 31, 2006		Year Ended November 30,

Class B Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.011	.013	.002	.003	.005	.020
Distributions:
Dividends from
investment income—net	(.011)	(.013)	(.002)	(.003)	(.005)	(.020)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.23[a]	1.32	.22	.31	.52	2.03

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.06[a]	1.08	1.08	1.07	1.06	1.05
Ratio of net expenses
to average net assets	1.00[a]	.99	.95	.80	1.00	.98
Ratio of net investment income
to average net assets	2.21[a]	1.46	.20	.32	.52	1.89

Net Assets, end of period
($ X 1,000)	76,621	92,293	25,609	38,468	45,352	41,580

a Annualized.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	May 31, 2006	Year Ended
E*TRADE Class Shares	(Unaudited)	November 30, 2005 [a]

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income—net	.011	.011
Distributions:
Dividends from investment income—net	(.011)	(.011)
Net asset value, end of period	1.00	1.00

Total Return (%) [b]	2.23	1.55

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [b]	1.05	1.09
Ratio of net expenses to average net assets [b]	1.00	.99
Ratio of net investment income
to average net assets [b]	2.22	1.55

Net Assets, end of period ($ X 1,000)	201,677	173,541

[a]	From March 22, 2005 (commencement of initial offering) to November 30, 2005.
[b]	Annualized.
See notes to financial statements.

26

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General New York Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and E*TRADE Class shares. Class A shares, Class B shares and E*TRADE Class shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B and E*TRADE Class shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and E*TRADE Class shares are subject to a Shareholder Services Plan. In addition, Class B and E*TRADE Class shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B and E*TRADE Class shares, respectively. During the period ended May 31, 2006, sub-accounting service fees amounted to $21,541 for Class B and $48,361 for E*TRADE Class shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

28

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2005 were all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31,2006,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

excess expense. During the period ended May 31, 2006, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B and E*TRADE Class shares (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B and E*TRADE Class shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B and E*TRADE Class shares. In addition, Class B and E*TRADE Class shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B and E*TRADE Class shares. During the period ended May 31, 2006, Class B and E*TRADE Class shares were charged $87,999 and $197,684, respectively, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2006, Class A shares were charged $101,120 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B and E*TRADE Class (“Shareholder Services Plan”) Class B and E*TRADE Class shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B and E*TRADE Class shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and E*TRADE

30

Class shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2005 through May 31, 2006 for Class B and for E*TRADE Class shares, to reduce the expenses of Class B and E*TRADE Class shares, if the aggregate expenses of Class B and E*TRADE Class shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1% of the value of the average daily net assets of each class, respectively. Such expense limitations are voluntary, temporary and may be revised or terminated at anytime. During the period ended May 31, 2006, Class B and E*TRADE Class shares were charged $107,703 and $241,809, respectively, of which $24,716 and $51,680, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2006, the fund was charged $33,486 pursuant to the transfer agency agreement.

During the period ended May 31, 2006, the fund was charged $1,926 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $242,499, Rule 12b-1 distribution plan fees $47,690, shareholder services plan fees $71,534, chief compliance officer fees $1,605 and transfer agency per account fees $11,930, which are offset against an expense reimbursement currently in effect in the amount of $7,946.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 31

NOTES

For More	Information

General New York Municipal	Transfer Agent &
Money Market Fund	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, NY 10286

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3) Not applicable.
(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	July 31, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	July 31, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)